Stock-Based Compensation	12 Months Ended
Dec. 31, 2024
Stock-Based Compensation [Abstract]
STOCK-BASED COMPENSATION

NOTE 12 — STOCK-BASED COMPENSATION:

The Company’s Global Share Incentive Plan (2022) (the “Plan”) was adopted by the Board of Directors on March 28, 2022. The Plan provides for the grant of options to purchase Ordinary Shares, restricted share units representing Ordinary Shares and Ordinary Shares (collectively, the “Awards”) to the Company’s employees, officers, directors, advisors and consultants.

As of December 31, 2024, the total number of Ordinary Shares reserved for issuance under the Plan is 610,156 Ordinary Shares and 91,836 Ordinary Shares remain available for future awards under the Plan. Ordinary Shares subject to Awards granted under the Plan that expire, are forfeited or otherwise terminated without having been exercised in full will become available again for future grant under the Plan.

On September 20, 2023, the Board of Directors approved the grant of an aggregate of 366,172 options to purchase Ordinary Shares to certain employees and directors. Options granted to certain officers and directors require shareholder approval which was obtained in a shareholder general meeting on November 2, 2023. The exercise price of such options is $1.275 per Ordinary Share, exercisable for a period of 5 years from the grant date. Such options vest over four years, commencing on September 20, 2023 (“Vesting Commencement Date”), where 50% of the amount granted vests at the second anniversary of the Vesting Commencement Date, and the remainder shall vest on a quarterly basis, 6.25% of the number of the options commencing on the second anniversary of the Vesting Commencement Date. The fair value of this grant was $307,429 calculated using the Black Scholes option pricing model.

On July 30, 2024, the Board of Directors approved the grant of an aggregate of 112,807 options to purchase ordinary shares to certain employees and consultants of the Company. All options may be exercised within 5 years from the date of their grant and are subject to a four-year vesting schedule with a two-year cliff such that 50% of the options shall vest at the completion of two years from the approval of the grant by the Board of Directors, and afterward, 6.25% shall vest upon completion of each three month period of continuous employment or services for the remaining two-year vesting period. The exercise price of the options is $1.275 per ordinary share. All the other terms of the grant of the options shall be as set forth in the Plan. The fair value of this grant was $38,319 calculated using the Black Scholes option pricing model.

On October 9, 2024, the Board of Directors approved the grant of an aggregate of 78,682 options to purchase ordinary shares to certain employees and consultants of the Company. All options may be exercised within 5 years from the date of their grant and are subject to a four-year vesting schedule with a two-year cliff such that 50% of the options shall vest at the completion of two years from the approval of the grant by the Board of Directors, and afterward, 6.25% shall vest upon completion of each three month period of continuous employment or services for the remaining two-year vesting period. The exercise price of the options is $1.275 per ordinary share. All the other terms of the grant of the options shall be as set forth in the Plan. The fair value of this grant was $24,287 calculated using the Black Scholes option pricing model.

On December 11, 2024, the Board of Directors approved the grant of an aggregate of 36,315 options to purchase ordinary shares to an employee of the Company. All options may be exercised within 5 years from the date of their grant and are subject to a four-year vesting schedule with a two-year cliff such that 50% of the options shall vest at the completion of two years from the approval of the grant by the Board of Directors, and afterward, 6.25% shall vest upon completion of each three month period of continuous employment or services for the remaining two-year vesting period. The exercise price of the options is $1.275 per ordinary share. All the other terms of the grant of the options shall be as set forth in the Plan. The fair value of this grant was $33,246 calculated using the Black Scholes option pricing model. In addition, on December 11, 2024, the Board of Directors approved the grant of 15,131 options to a newly appointed director, which grant is subject to the approval of the Company shareholders.

A summary of the stock option activity for the year ended December 31, 2024 is as follows:

	Number of Options	Weighted Average Exercise Price
Options outstanding as of December 31, 2022	-	-
Granted	366,172	$1.275
Options outstanding as of December 31, 2023	366,172	$1.275
Granted	227,804	$1.275
Forfeited	(75,656)	$1.275
Options outstanding as of December 31, 2024	518,320	$1.275
Options exercisable as of December 31, 2024	-

As of December 31, 2024, the weighted-average remaining contractual life of the outstanding options was 4.2 years.

The Company used the Black-Scholes option-pricing model to determine the fair value of options granted during 2024. The following assumptions were applied in determining the options’ fair value on their grant date:

	2024	2023
Risk-free interest rate	3.9% - 4.11%	4.51% - 4.67%
Expected option term (years)	3.8 - 5	3.8 - 5
Expected share price volatility	77.3% - 84.3%	61.1% - 66.3%

As of December 31, 2024, the Company had 518,320 unvested options. As of December 31, 2024, the unrecognized compensation cost related to all unvested options of $263,271 is expected to be recognized as an expense on a straight-line basis over a weighted-average period of 3.1 years. The intrinsic value of the options that vested as of December 31, 2024 was $0.

A summary of the stock option expenses for the year ended December 31, 2024 and 2023 is as follows:

	2024	2023
Cost of Sales expenses	1,520	350
Research and development expenses	17,169	2,882
Selling and marketing expenses	4,617	2,066
General and administrative expenses	52,051	9,517
Total	75,357	14,815